UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06383

Nuveen Michigan Quality Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Michigan Quality Municipal Income Fund (NUM)
	(formerly known as Nuveen Michigan Quality Income Municipal Fund)
	November 30, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 161.4% (100.0% of Total Investments)

	MUNICIPAL BONDS – 161.4% (100.0% of Total Investments)

	Consumer Staples – 5.0% (3.1% of Total Investments)
$ 7,100	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/17 at 100.00	B–	$ 6,760,549
	Senior Lien Series 2007A, 6.000%, 6/01/34
8,650	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	B2	8,690,568
	Series 2008A, 6.875%, 6/01/42
15,750	Total Consumer Staples			15,451,117
	Education and Civic Organizations – 24.5% (15.2% of Total Investments)
1,220	Central Michigan University Board of Trustees, General Revenue Bonds, Refunding Series 2014,	10/24 at 100.00	Aa3	1,335,656
	5.000%, 10/01/39
1,000	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007,	2/17 at 100.00	B	688,950
	5.250%, 11/01/36
1,255	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005,	2/17 at 100.00	B–	785,216
	5.750%, 11/01/30
2,250	Ferris State University, Michigan, General Revenue Bonds, Refunding Series 2016,	10/26 at 100.00	A1	2,446,628
	5.000%, 10/01/41
500	Grand Valley State University, Michigan, General Revenue Bonds, Refunding Series 2014B,	12/24 at 100.00	A+	562,565
	5.000%, 12/01/28
990	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning	10/21 at 100.00	BB–	969,349
	Academy Project, Refunding Series 2011, 7.000%, 10/01/31
	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds,
	Kettering University, Series 2001:
865	5.500%, 9/01/17 – AMBAC Insured	2/17 at 100.00	N/R	865,995
1,170	5.000%, 9/01/26 – AMBAC Insured	3/17 at 100.00	N/R	1,169,988
240	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American	12/17 at 100.00	N/R	242,402
	Montessori Academy, Series 2007, 6.500%, 12/01/37
5,000	Michigan State University, General Revenue Bonds, Refunding Series 2010C, 5.000%, 2/15/40	2/20 at 100.00	AA+	5,385,550
7,790	Michigan State University, General Revenue Bonds, Series 2013A, 5.000%, 8/15/41	8/23 at 100.00	AA+	8,620,257
3,690	Michigan Technological University, General Revenue Bonds, Refunding Series 2012A,	10/21 at 100.00	A1	4,059,923
	5.000%, 10/01/34
4,170	Oakland University, Michigan, General Revenue Bonds, Series 2016, 5.000%, 3/01/41	3/26 at 100.00	A1	4,523,199
810	Saginaw Valley State University, Michigan, General Revenue Bonds, Refunding Series 2016A,	7/26 at 100.00	A1	884,731
	5.000%, 7/01/35
4,000	University of Michigan, General Revenue Bonds, Series 2014A, 5.000%, 4/01/44	4/24 at 100.00	AAA	4,431,440
	University of Michigan, General Revenue Bonds, Series 2015:
5,735	5.000%, 4/01/40 (UB) (4)	4/26 at 100.00	AAA	6,497,870
9,600	5.000%, 4/01/46 (UB) (4)	4/26 at 100.00	AAA	10,819,488
2,780	Wayne State University, Michigan, General Revenue Bonds, Refunding Series 2008, 5.000%,	11/18 at 100.00	Aa3	2,936,347
	11/15/35 – AGM Insured
5,160	Wayne State University, Michigan, General Revenue Bonds, Refunding Series 2016A,	5/26 at 100.00	Aa3	5,712,842
	5.000%, 11/15/32
3,700	Wayne State University, Michigan, General Revenue Bonds, Series 2013A, 5.000%, 11/15/40	11/23 at 100.00	Aa3	4,004,436
525	Western Michigan University, General Revenue Bonds, Refunding Series 2011, 5.000%, 11/15/31	11/21 at 100.00	A1	574,938
	Western Michigan University, General Revenue Bonds, Refunding Series 2013:
750	5.250%, 11/15/33 – AGM Insured	11/23 at 100.00	AA	834,338
4,250	5.000%, 11/15/39 – AGM Insured	11/23 at 100.00	AA	4,602,410
	Western Michigan University, General Revenue Bonds, Refunding Series 2015A:
1,500	5.000%, 11/15/40	5/25 at 100.00	A1	1,616,760
850	5.000%, 11/15/45	5/25 at 100.00	A1	913,002
69,800	Total Education and Civic Organizations			75,484,280
	Health Care – 22.8% (14.1% of Total Investments)
2,000	County of Calhoun Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Oaklawn	No Opt. Call	BBB–	2,010,980
	Hospital, Refunding Series 2016, 5.000%, 2/15/47
4,000	Grand Traverse County Hospital Financial Authority, Michigan, Revenue Bonds, Munson	7/21 at 100.00	AA–	4,338,520
	Healthcare, Refunding Series 2011A, 5.000%, 7/01/29
	Kent Hospital Finance Authority, Michigan, Revenue Refunding Bonds, Spectrum Health System,
	Refunding Series 2011C:
5,500	5.000%, 1/15/31	1/22 at 100.00	AA	5,889,125
2,000	5.000%, 1/15/42	1/22 at 100.00	AA	2,108,820
1,780	Michigan Finance Authority, Hospital Revenue Bonds, Beaumont Health Credit Group, Refunding	8/24 at 100.00	A1	1,963,180
	Series 2015A, 5.000%, 8/01/32
5,010	Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series	11/26 at 100.00	A	5,324,979
	2016, 5.000%, 11/15/41
4,850	Michigan Finance Authority, Hospital Revenue Bonds, MidMichigan Health Credit Group, Refunding	6/24 at 100.00	A+	5,223,547
	Series 2014, 5.000%, 6/01/39
3,930	Michigan Finance Authority, Hospital Revenue Bonds, Oakwood Obligated Group, Refunding Series	8/23 at 100.00	A1	4,318,991
	2013, 5.000%, 8/15/31
6,060	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Refunding Series	5/25 at 100.00	A+	6,549,830
	2015, 5.000%, 11/15/45
3,000	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Series 2012,	11/22 at 100.00	A+	3,211,740
	5.000%, 11/15/42
5,000	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding	6/26 at 100.00	AA	5,343,100
	Series 2016MI, 5.000%, 12/01/45
	Michigan Finance Authority, Revenue Bonds, Oakwood Obligated Group, Refunding Series 2012:
1,000	5.000%, 11/01/25	11/22 at 100.00	A1	1,106,460
1,000	5.000%, 11/01/26	No Opt. Call	A1	1,100,580
3,750	5.000%, 11/01/42	11/22 at 100.00	A1	3,970,125
9,615	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	AA–	10,729,186
	5.000%, 12/01/39
1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	6/22 at 100.00	AA	1,055,020
	2009C, 5.000%, 12/01/48
5,380	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	3/24 at 100.00	A1	5,782,047
	Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/39
64,875	Total Health Care			70,026,230
	Housing/Multifamily – 2.9% (1.8% of Total Investments)
2,675	Michigan Housing Development Authority, FNMA Limited Obligation Multifamily Housing Revenue	12/20 at 101.00	AA	2,842,027
	Bonds, Parkview Place Apartments, Series 2002A, 5.550%, 12/01/34 (Alternative Minimum Tax)
1,405	Michigan Housing Development Authority, Multifamily Housing Revenue Bonds, Series 1988A,	2/17 at 100.00	AA	1,407,585
	3.875%, 11/01/17 (Alternative Minimum Tax)
1,825	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2010A,	10/20 at 100.00	AA	1,927,766
	5.000%, 10/01/35
1,725	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2012A-2,	4/22 at 100.00	AA	1,757,154
	4.625%, 10/01/41
1,000	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2012D,	No Opt. Call	AA	1,017,760
	4.000%, 10/01/42
8,630	Total Housing/Multifamily			8,952,292
	Housing/Single Family – 0.6% (0.4% of Total Investments)
1,830	Michigan Housing Development Authority, Single Family Homeownership Revenue Bonds, Series	6/20 at 100.00	AA+	1,901,059
	2010C, 5.500%, 12/01/28 (Alternative Minimum Tax)
	Tax Obligation/General – 29.6% (18.3% of Total Investments)
2,310	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds,	5/22 at 100.00	Aa1	2,593,091
	Refunding Series 2012, 5.000%, 5/01/29
840	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, School	No Opt. Call	Aa2	974,417
	Building & Site Series 2015, 5.000%, 5/01/24
2,200	Ann Arbor, Michigan, General Obligation Bonds, Court & Police Facilities Capital Improvement	5/18 at 100.00	AA+	2,296,316
	Series 2008, 5.000%, 5/01/38
	Byron Center Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2012:
1,000	4.000%, 5/01/32	5/21 at 100.00	AA–	1,017,000
500	4.000%, 5/01/33	5/21 at 100.00	AA–	507,275
1,135	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/24 at 100.00	AA–	1,236,083
	Bonds, School Building & Site Series 2014, 5.000%, 5/01/39
875	Charlotte Public School District, Easton County, Michigan, General Obligation Bonds, Refunding	No Opt. Call	AA–	967,348
	Series 2012, 5.000%, 5/01/20
	Comstock Park Public Schools, Kent County, Michigan, General Obligation Bonds, School Building &
	Site, Series 2011B:
1,200	5.500%, 5/01/36	5/21 at 100.00	AA–	1,337,304
2,190	5.500%, 5/01/41	5/21 at 100.00	AA–	2,440,580
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General
	Obligation Bonds, Devos Place Project, Series 2001:
8,900	0.000%, 12/01/25	No Opt. Call	AAA	6,848,016
3,000	0.000%, 12/01/26	No Opt. Call	AAA	2,222,640
100	0.000%, 12/01/27	No Opt. Call	AAA	71,029
4,305	0.000%, 12/01/29	No Opt. Call	AAA	2,837,512
	Grand Rapids Building Authority, Kent County, Michigan, General Obligation Bonds, Refunding
	Series 2011:
560	5.000%, 10/01/28	10/21 at 100.00	AA	624,126
500	5.000%, 10/01/30	10/21 at 100.00	AA	550,125
500	5.000%, 10/01/31	10/21 at 100.00	AA	550,125
	Grand Rapids Public Schools, Kent County, Michigan, General Obligation Bonds, Refunding School
	Building & Site Series 2016:
1,700	5.000%, 5/01/24 – AGM Insured	No Opt. Call	AA	1,969,960
4,205	5.000%, 5/01/28 – AGM Insured	5/26 at 100.00	AA	4,859,466
1,000	5.000%, 5/01/38 – AGM Insured	5/26 at 100.00	AA	1,105,080
	Kent County, Michigan, General Obligation Bonds, Limited Tax Capital Improvement Series 2016:
1,305	5.000%, 6/01/32	6/26 at 100.00	AAA	1,495,021
1,275	5.000%, 6/01/33	6/26 at 100.00	AAA	1,452,799
1,000	5.000%, 6/01/35	6/26 at 100.00	AAA	1,130,730
1,025	Kent County, Michigan, General Obligation Bonds, Limited Tax Series 2015, 5.000%, 1/01/34	1/25 at 100.00	AAA	1,146,217
3,440	Kent County, Michigan, General Obligation Bonds, Refunding Limited Tax Series 2015,	1/25 at 100.00	AAA	3,896,316
	5.000%, 1/01/31
	Lake Saint Claire Clean Water Drain Drainage District, Macomb County, Michigan, General
	Obligation Bonds, Series 2013:
1,000	5.000%, 10/01/25	10/23 at 100.00	AA+	1,131,820
1,020	5.000%, 10/01/26	10/23 at 100.00	AA+	1,145,368
1,000	L’Anse Creuse Public Schools, Macomb County, Michigan, General Obligation Bonds, Refunding	No Opt. Call	AA–	1,144,020
	Series 2015, 5.000%, 5/01/23
	Lansing School District, Ingham County, Michigan, General Obligation Bonds, Series 2016I:
1,345	5.000%, 5/01/26	No Opt. Call	AA–	1,565,916
2,245	5.000%, 5/01/33	5/26 at 100.00	AA–	2,503,624
1,045	5.000%, 5/01/38	5/26 at 100.00	AA–	1,152,186
1,000	5.000%, 5/01/39	5/26 at 100.00	AA–	1,100,900
2,200	5.000%, 5/01/40	5/26 at 100.00	AA–	2,420,132
425	Marshall Public Schools, Calhoun County, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	AA–	430,606
	5.000%, 5/01/30 – SYNCORA GTY Insured
4,000	Michigan State, General Obligation Bonds, Environmental Program, Refunding Series 2011A,	12/21 at 100.00	Aa1	4,541,200
	5.000%, 12/01/22
1,950	Michigan State, General Obligation Bonds, Environmental Program, Refunding Series 2015A,	12/25 at 100.00	Aa1	2,266,680
	5.000%, 12/01/28
1,000	Michigan State, General Obligation Bonds, Environmental Program, Series 2014A, 5.000%, 12/01/28	12/24 at 100.00	Aa1	1,151,780
2,500	Montrose School District, Michigan, School Building and Site Bonds, Series 1997, 6.000%,	No Opt. Call	Aa2	2,807,850
	5/01/22 – NPFG Insured
2,945	Muskegon Community College District, Michigan, General Obligation Bonds, Community Facility	5/24 at 100.00	AA	3,219,297
	Series 2013I, 5.000%, 5/01/38 – BAM Insured
	Muskegon County, Michigan, General Obligation Wastewater Bonds, Management System 1,
	Refunding Series 2015:
1,350	5.000%, 11/01/33	11/25 at 100.00	AA	1,486,566
1,730	5.000%, 11/01/36	11/25 at 100.00	AA	1,878,936
750	Plainwell Community Schools, Allegan County, Michigan, General Obligation Bonds, School	5/18 at 100.00	Aa1	783,480
	Building & Site, Series 2008, 5.000%, 5/01/28 – AGC Insured
	Port Huron, Michigan, General Obligation Bonds, Refunding & Capital Improvement Series 2011:
1,585	5.000%, 10/01/31 – AGM Insured	10/21 at 100.00	AA	1,758,288
640	5.250%, 10/01/37 – AGM Insured	10/21 at 100.00	AA	712,890
	Port Huron, Michigan, General Obligation Bonds, Series 2011B:
530	5.000%, 10/01/31 – AGM Insured	10/21 at 100.00	AA	581,871
800	5.250%, 10/01/40 – AGM Insured	10/21 at 100.00	AA	890,344
500	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Refunding Series	No Opt. Call	AA–	539,360
	2012, 5.000%, 5/01/19
625	Royal Oak City School District, Oakland County, Michigan, General Obligation Bonds, Refunding	No Opt. Call	Aa2	690,375
	Series 2014, 5.000%, 5/01/20
1,435	South Haven Public Schools, Van Buren County, Michigan, General Obligation Bonds, School	5/24 at 100.00	AA	1,558,912
	Building & Site, Series 2014A, 5.000%, 5/01/41 – BAM Insured
350	South Haven, Van Buren County, Michigan, General Obligation Bonds, Capital Improvement Series	12/19 at 100.00	AA	379,166
	2009, 5.125%, 12/01/33 – AGC Insured
550	Troy School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series	5/25 at 100.00	AA	631,895
	2015, 5.000%, 5/01/26
	Van Dyke Public Schools, Macomb County, Michigan, General Obligation Bonds, School Building &
	Site, Series 2008:
1,110	5.000%, 5/01/31 – AGM Insured	5/18 at 100.00	Aa1	1,154,822
2,150	5.000%, 5/01/38 – AGM Insured	5/18 at 100.00	Aa1	2,238,881
1,600	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds,	11/23 at 100.00	Aa1	1,748,368
	School Building & Site Series 2014, 5.000%, 5/01/40
1,560	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds,	No Opt. Call	Aa2	1,747,481
	Series 1996, 5.500%, 5/01/25 – NPFG Insured
1,475	Willow Run Community Schools, Washtenaw County, Michigan, General Obligation Bonds, Refunding	5/21 at 100.00	AA	1,578,811
	Series 2011, 4.500%, 5/01/31 – AGM Insured
87,480	Total Tax Obligation/General			91,070,401
	Tax Obligation/Limited – 12.8% (7.9% of Total Investments)
2,200	Lansing Township Downtown Development Authority, Ingham County, Michigan, Tax Increment Bonds,	2/24 at 103.00	N/R	2,404,468
	Series 2013A, 5.950%, 2/01/42
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Regional
	Convention Facility Authority Local Project, Series 2014H-1:
1,240	5.000%, 10/01/20	10/19 at 100.00	AA–	1,338,295
2,000	5.000%, 10/01/24	10/23 at 100.00	AA–	2,260,980
2,000	5.000%, 10/01/25	10/24 at 100.00	AA–	2,266,580
11,025	5.000%, 10/01/39	10/24 at 100.00	AA–	11,821,114
4,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I,	10/25 at 100.00	Aa2	4,377,480
	5.000%, 4/15/38
1,500	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2016-I,	10/26 at 100.00	Aa2	1,640,535
	5.000%, 4/15/41
	Michigan State Trunk Line Fund Bonds, Series 2011:
1,100	5.000%, 11/15/24	11/21 at 100.00	AA+	1,236,433
1,750	5.000%, 11/15/29	11/21 at 100.00	AA+	1,960,088
1,605	5.000%, 11/15/31	11/21 at 100.00	AA+	1,784,279
1,160	4.000%, 11/15/32	11/21 at 100.00	AA+	1,190,427
1,970	5.000%, 11/15/36	11/21 at 100.00	AA+	2,180,376
1,370	Michigan State Trunk Line Fund Refunding Bonds, Refunding Series 2015, 5.000%, 11/15/22	No Opt. Call	AA+	1,587,981
	Michigan State, Comprehensive Transportation Revenue Bonds, Refunding Series 2015:
1,065	5.000%, 11/15/19	No Opt. Call	AA+	1,171,809
1,950	5.000%, 11/15/29	11/24 at 100.00	AA+	2,227,973
35,935	Total Tax Obligation/Limited			39,448,818
	Transportation – 3.0% (1.9% of Total Investments)
4,500	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport,	No Opt. Call	A	4,983,660
	Refunding Series 2011A, 5.000%, 12/01/21 (Alternative Minimum Tax)
4,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County	12/22 at 100.00	AA	4,233,480
	Airport, Series 2012A, 5.000%, 12/01/42 – AGM Insured
8,500	Total Transportation			9,217,140
	U.S. Guaranteed – 28.2% (17.5% of Total Investments) (5)
100	Battle Creek School District, Calhoun County, Michigan, General Obligation Bonds, School	5/17 at 100.00	Aa1 (5)	101,733
	Building & Site Series 2007, 5.000%, 5/01/37 (Pre-refunded 5/01/17) – AGM Insured
6,740	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/17 at 100.00	Aa1 (5)	6,851,411
	Bonds, Series 2007, 4.750%, 5/01/32 (Pre-refunded 5/01/17) – NPFG Insured
425	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%,	7/18 at 100.00	AA+ (5)	454,181
	7/01/36 (Pre-refunded 7/01/18) – BHAC Insured
	Grand Rapids, Michigan, General Obligation Bonds, Capital Improvement Series 2007:
860	5.000%, 9/01/24 (Pre-refunded 9/01/17) – NPFG Insured	9/17 at 100.00	AA (5)	886,780
2,000	5.000%, 9/01/27 (Pre-refunded 9/01/17) – NPFG Insured	9/17 at 100.00	AA (5)	2,062,280
1,190	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2008, 5.000%, 1/01/38	1/18 at 100.00	Aa1 (5)	1,240,884
	(Pre-refunded 1/01/18)
2,605	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series 2009, 5.100%, 1/01/39	1/19 at 100.00	AA (5)	2,805,246
	(Pre-refunded 1/01/19) – AGC Insured
1,800	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Allegiance	6/20 at 100.00	AA (5)	2,002,896
	Health, Refunding Series 2010A, 5.000%, 6/01/37 (Pre-refunded 6/01/20) – AGM Insured
230	Kent County, Michigan, Airport Revenue Bonds, Gerald R. Ford International Airport, Series	1/17 at 100.00	AAA	230,837
	2007, 5.000%, 1/01/32 (Pre-refunded 1/01/17)
2,160	Lowell Area Schools, Kent and Ionia Counties, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	Aa1 (5)	2,197,951
	5.000%, 5/01/37 (Pre-refunded 5/01/17) – AGM Insured
1,500	Marshall Public Schools, Calhoun County, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	N/R (5)	1,526,355
	5.000%, 5/01/30 (Pre-refunded 5/01/17) – SYNCORA GTY Insured
5,505	Michigan Finance Authority, Hospital Revenue Bonds, Crittenton Hospital Medical Center,	6/22 at 100.00	N/R (5)	6,345,007
	Refunding Series 2012A, 5.000%, 6/01/39 (Pre-refunded 6/01/22)
35	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	N/R (5)	40,221
	5.000%, 12/01/39 (Pre-refunded 12/01/21)
	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007:
430	5.000%, 10/01/23 (Pre-refunded 10/01/17)	10/17 at 100.00	N/R (5)	444,719
1,775	5.000%, 10/01/24 (Pre-refunded 10/01/17)	10/17 at 100.00	N/R (5)	1,835,758
	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2010:
390	5.000%, 10/01/26 (Pre-refunded 10/01/20)	10/20 at 100.00	AAA	438,594
475	5.000%, 10/01/30 (Pre-refunded 10/01/20)	10/20 at 100.00	AAA	534,185
	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,
	Refunding Series 2009:
150	5.000%, 11/15/20 (Pre-refunded 11/15/19)	11/19 at 100.00	A (5)	164,358
7,300	5.750%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	A (5)	8,156,144
4,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, MidMichigan Obligated	6/19 at 100.00	AA+ (5)	4,414,920
	Group, Series 2009A, 5.875%, 6/01/39 (Pre-refunded 6/01/19) – AGC Insured
3,415	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, St. John’s Health	2/17 at 100.00	Aaa	3,426,577
	System, Series 1998A, 5.000%, 5/15/28 – AMBAC Insured (ETM)
1,000	Michigan State, General Obligation Bonds, Environmental Program, Series 2009A, 5.500%,	5/19 at 100.00	Aa1 (5)	1,097,530
	11/01/25 (Pre-refunded 5/01/19)
6,820	Oakland Intermediate School District, Oakland County, Michigan, General Obligation Bonds,	5/17 at 100.00	Aaa	6,939,827
	Series 2007, 5.000%, 5/01/36 (Pre-refunded 5/01/17) – AGM Insured
	Ottawa County, Michigan, Water Supply System, General Obligation Bonds, Series 2007:
4,330	5.000%, 8/01/26 (Pre-refunded 8/01/17) – NPFG Insured (UB)	8/17 at 100.00	Aaa	4,450,850
5,620	5.000%, 8/01/30 (Pre-refunded 8/01/17) – NPFG Insured (UB)	8/17 at 100.00	Aaa	5,776,854
5,785	Parchment School District, Kalamazoo County, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	Aa1 (5)	5,880,626
	4.750%, 5/01/36 (Pre-refunded 5/01/17) – AGM Insured
2,100	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, School Building &	5/18 at 100.00	Aa1 (5)	2,212,791
	Site Series 2008, 5.000%, 5/01/33 (Pre-refunded 5/01/18) – AGM Insured
3,640	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	8/19 at 100.00	A1 (5)	4,077,455
	Hospital Obligated Group, Refunding Series 2009W, 6.000%, 8/01/39 (Pre-refunded 8/01/19)
1,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	Aaa	1,684,320
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)
700	Saginaw, Michigan, Water Supply System Revenue Bonds, Series 2008, 5.250%, 7/01/22	7/18 at 100.00	AA– (5)	744,975
	(Pre-refunded 7/01/18) – NPFG Insured
1,535	Thornapple Kellogg School District, Barry County, Michigan, General Obligation Bonds, Series	5/17 at 100.00	Aa1 (5)	1,562,047
	2007, 5.000%, 5/01/32 (Pre-refunded 5/01/17) – NPFG Insured
3,600	Trenton Public Schools District, Michigan, General Obligation Bonds, School Building & Site	5/18 at 100.00	Aa1 (5)	3,796,308
	Series 2008, 5.000%, 5/01/34 (Pre-refunded 5/01/18) – AGM Insured
2,220	Wayne State University, Michigan, General Revenue Bonds, Refunding Series 2008, 5.000%,	11/18 at 100.00	Aa3 (5)	2,385,590
	11/15/35 (Pre-refunded 11/15/18) – AGM Insured
81,935	Total U.S. Guaranteed			86,770,210
	Utilities – 15.2% (9.4% of Total Investments)
	Holland, Michigan, Electric Utility System Revenue Bonds, Series 2014A:
2,750	5.000%, 7/01/33	7/21 at 100.00	AA	3,028,548
6,020	5.000%, 7/01/39	No Opt. Call	AA	6,629,766
	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds,
	Series 2008A:
390	5.000%, 7/01/28	7/18 at 100.00	AA–	409,551
8,250	5.000%, 7/01/32	7/18 at 100.00	AA–	8,615,887
	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Tender Option Bond
	Trust 2016-XF0394:
1,110	16.555%, 7/01/37 (IF) (4)	7/21 at 100.00	AA–	1,535,574
1,700	16.555%, 7/01/37 (IF) (4)	7/21 at 100.00	AA–	2,351,780
	Marquette, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A:
1,000	5.000%, 7/01/30	7/26 at 100.00	A	1,132,990
1,000	5.000%, 7/01/31	7/26 at 100.00	A	1,126,440
75	5.000%, 7/01/32	7/26 at 100.00	A	84,092
1,000	5.000%, 7/01/33	7/26 at 100.00	A	1,118,640
	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A:
1,900	5.000%, 1/01/27	1/22 at 100.00	A2	2,042,671
4,530	5.000%, 1/01/43	1/22 at 100.00	A2	4,715,322
	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Refunding
	Series 2011:
1,760	5.000%, 1/01/24 – AGM Insured	1/21 at 100.00	AA	1,932,022
1,990	5.000%, 1/01/25 – AGM Insured	1/21 at 100.00	AA	2,172,344
2,180	5.000%, 1/01/26 – AGM Insured	1/21 at 100.00	AA	2,367,415
290	5.000%, 1/01/27 – AGM Insured	1/21 at 100.00	AA	312,258
3,640	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company,	No Opt. Call	Aa3	4,343,685
	Series 1991BB, 7.000%, 5/01/21 – AMBAC Insured
2,700	Wyandotte, Michigan, Electric Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/44 –	10/25 at 100.00	AA	2,773,575
	BAM Insured
42,285	Total Utilities			46,692,560
	Water and Sewer – 16.8% (10.4% of Total Investments)
15	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	AA	15,043
	7/01/34 – AGM Insured
	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Improvement & Refunding
	Series 2014:
1,000	5.000%, 1/01/32	1/24 at 100.00	Aa1	1,117,990
1,000	5.000%, 1/01/33	1/24 at 100.00	Aa1	1,113,290
1,000	5.000%, 1/01/34	1/24 at 100.00	Aa1	1,109,940
1,855	5.000%, 1/01/44	1/24 at 100.00	Aa1	2,036,771
1,005	Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue Bonds, Refunding Second	7/26 at 100.00	A–	1,088,495
	Lien Series 2016C, 5.000%, 7/01/32
6,245	Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds, Refunding Senior Lien	7/26 at 100.00	A	6,857,946
	Series 2016C, 5.000%, 7/01/32
5,735	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/25 at 100.00	A–	6,130,887
	Sewerage Department Sewage Disposal System Local Project, Second Lien Series 2015C,
	5.000%, 7/01/35
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &
	Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1:
1,500	5.000%, 7/01/35 – AGM Insured	7/24 at 100.00	AA	1,634,130
1,220	5.000%, 7/01/37 – AGM Insured	7/24 at 100.00	AA	1,324,029
	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012:
2,000	5.000%, 10/01/31	10/22 at 100.00	AAA	2,246,760
1,135	5.000%, 10/01/32	10/22 at 100.00	AAA	1,271,790
	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Subordinate
	Refunding Series 2013:
1,955	5.000%, 10/01/22	No Opt. Call	AAA	2,264,535
3,200	5.000%, 10/01/25	10/22 at 100.00	AAA	3,657,504
	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Subordinate
	Refunding Series 2016B:
5,000	5.000%, 10/01/25	No Opt. Call	AAA	5,933,050
5,000	5.000%, 10/01/29	No Opt. Call	AAA	5,850,750
2,000	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water, Refunding Series	No Opt. Call	AAA	2,243,640
	2012, 5.000%, 10/01/20
580	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2004,	2/17 at 100.00	AAA	581,960
	5.000%, 10/01/19
170	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2005,	2/17 at 100.00	AAA	171,049
	5.000%, 10/01/19
90	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2004,	2/17 at 100.00	AAA	90,302
	5.000%, 10/01/23
	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007:
70	5.000%, 10/01/23	10/17 at 100.00	AAA	72,244
225	5.000%, 10/01/24	10/17 at 100.00	AAA	233,831
1,000	North Kent Sewer Authority, Michigan, Sewer Revenue Bonds, Refunding Series 2016,	No Opt. Call	AA	1,152,310
	5.000%, 11/01/24
	Port Huron, Michigan, Water Supply System Revenue Bonds, Series 2011:
500	5.250%, 10/01/31	10/21 at 100.00	A	531,275
1,500	5.625%, 10/01/40	10/21 at 100.00	A	1,634,340
	Wyoming, Michigan, Water Supply System Revenue Bonds, Refunding Series 2016:
210	5.000%, 6/01/26	No Opt. Call	Aa2	242,487
505	5.000%, 6/01/27	6/26 at 100.00	Aa2	578,316
550	5.000%, 6/01/28	6/26 at 100.00	Aa2	625,499
46,265	Total Water and Sewer			51,810,163
$ 463,285	Total Long-Term Investments (cost $483,591,843)			496,824,270
	Floating Rate Obligations – (6.1)%			(18,890,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference – (56.2)% (6)			(173,000,000)
	Other Assets Less Liabilities – 0.9%			2,836,703
	Net Assets Applicable to Common Shares – 100%			$ 307,770,973

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$496,824,270	$ —	$496,824,270

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of November 30, 2016, the cost of investments was $464,958,518.
Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2016, were as follows:

Gross unrealized:
Appreciation	$ 20,840,887
Depreciation	(7,864,468)
Net unrealized appreciation (depreciation) of investments	$ 12,976,419

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference as a percentage of Total
Investments is 34.8%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Michigan Quality Municipal Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         January 27, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         January 27, 2017